SHARE CAPITAL - Narrative (Details)									2 Months Ended		12 Months Ended
	Oct. 16, 2023 USD ($) shares	Oct. 16, 2023 CAD ($) $ / shares shares	Aug. 01, 2023 USD ($) shares	Aug. 01, 2023 CAD ($) shares	May 09, 2023 shares	Jan. 16, 2023 USD ($) shares	Jan. 16, 2023 CAD ($) $ / shares shares	Apr. 15, 2021 USD ($) $ / oz	Mar. 14, 2024 shares	Mar. 12, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2023 $ / shares	Jul. 07, 2023 shares	Jun. 27, 2023 USD ($) shares	May 05, 2023 shares	Dec. 31, 2022 $ / shares	Sep. 30, 2022 USD ($)	May 06, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 10, 2021 USD ($)	Aug. 24, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants to purchase of common shares (in shares) | shares	6,600,000	6,600,000			5,016,991	5,500,000	5,500,000
Equity issuance (in dollar per share) | (per share)		$ 2.057		$ 2.70			$ 3.8945
Proceeds from shares issued in equity financing	$ 10,000,000.0	$ 13,600,000				$ 16,000,000.0	$ 21,500,000				$ 27,693,000		$ 0
Shares issued (in shares) | shares			13,629,800	13,629,800
Shares issued in equity financing											(27,693,000)
Principal amount											$ 180,274,000		$ 115,876,000									$ 41,436,000
Options (in shares) | shares											9,081,403
Percentage of options granted, limited											10.00%	10.00%
Percentage of issued and outstanding shares, limited											1.00%	1.00%
Option plan, expiration period											10 years	10 years
Vesting period											5 years	5 years
Weighted average share price (in Canadian dollar per share) | $ / shares												$ 3.13		$ 2.99
Total vested stock options | shares											9,081,403		5,998,738
Total vested stock options (in dollar per share) | $ / shares															$ 2.25				$ 2.17
Share-based payments											$ 3,122,000		$ 3,280,000
Granted (in dollars per share) | $ / shares												$ 3.20		$ 2.65
Unvested stock options (in shares) | shares											1,977,842	1,977,842	1,880,008	1,880,008
Granted (in shares) | shares											2,088,687	2,088,687	2,673,179	2,673,179
Tabor Project
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage owned																								100.00%
Liabilities incurred																								$ 300,000
Earn-in-option payments																								$ 5,200,000
Granite Creek
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash																					$ 4,000,000.0
Payments included in net profit royalty, percentage											10.00%										10.00%
Subsequent Event
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares										891,316
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued in equity financing			$ 27,700,000	$ 36,800,000							$ (27,693,000)
Silver Purchase Agreement | Subsequent Event
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued for financing arrangement (in shares) | shares										500,000
Stock options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from shares issued in equity financing											$ 1,900,000	$ 2,600,000	$ 3,100,000	$ 4,000,000
Options (in shares)											876,798		1,857,200
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments											$ 2,107,000		$ 1,932,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years	3 years
Weighted average forfeiture rate, vested											0.02	0.02
Granted (in shares) | shares											731,543	731,543	772,170	772,170
RSUs | Subsequent Event
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares										2,051,374
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period											3 years	3 years
Weighted average forfeiture rate, vested											0	0
Granted (in shares) | shares											167,374	167,374	175,091	175,091
DSUs | Subsequent Event
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares									344,993
RSUs and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments											$ 1,015,000		$ 1,348,000
Current liabilities											500,000		400,000
Long term liabilities											$ 700,000		$ 600,000
Other equity instruments vested in share-based payment arrangement												$ 2,400,000		$ 1,700,000
Paycore Minerals Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Business acquisition, equity interest issued or issuable (in shares) | shares																		25,488,584
Percentage owned																		100.00%
Osgood Mining Company LLC Acquisition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent value rights , payment to waterton amount								$ 5,000,000.0
Contingent value rights , additional payment to waterton amount								$ 5,000,000
Period for change in price consecutive day								60 days
Contingent price increase per ounce | $ / oz								2,000
Osgood Mining Company LLC | Waterton
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash																				$ 5,000,000.0
Sprott Convertible Loan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Principal amount																	$ 1,800,000						$ 10,000,000
Equity interests of acquirer																	$ 200,000
Business acquisition, equity interest issued or issuable (in shares) | shares																800,449	800,449